Property and equipment (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 2,289	$ 2,634
Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 2,451	2,289
Property, Plant and Equipment [Member] | Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,846	7,494	6,206
Less accumulated amortization and depreciation	(6,395)	(5,205)	(3,572)
Property and equipment, net	2,451	2,289	2,634
Property, Plant and Equipment [Member] | Computer Equipment [Member] | Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,811	2,431	1,846
Property, Plant and Equipment [Member] | Equipment [Member] | Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	989	913	295
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member] | Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,367	1,130	1,130
Property, Plant and Equipment [Member] | Leasehold Improvements [Member] | Rubicon [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,679	$ 3,020	$ 2,935